Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of compensation expenses recognized for share-based awards

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
General and administrative expenses	23,688	21,383	15,757
Research and development expenses	1,462	1,679	1,141
Sales and marketing expenses	5,252	4,983	3,328
Cost of revenues	271	200	113
Total	30,673	28,245	20,339

Schedule of compensation expenses recognized for different awards

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Vesting of restricted shares	6,607	—	—
Vesting of RSUs	20,130	17,878	10,499
Vesting of share options	3,936	10,367	9,840
Total	30,673	28,245	20,339

Schedule of group's restricted shares activities

	Numbers of shares	Weighted-average grant date fair value
		US$
Unvested at December 31, 2020	20,250,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2021	—	—

Schedule of group's RSU activities

		Weighted	Weighted
		Average	Average
		Grant	Remaining	Aggregate
	Share	Date Fair	Contractual	Intrinsic
	Option	Value	Life	Value
		US$	In years
Outstanding as of December 31, 2020	—	—	—	—
Granted	5,009,222	1.4350	—	—
Forfeited	(228,624)	1.4350	—	—
Outstanding as of December 31, 2021	4,780,598	1.4350	9.64	21,945
Exercised	(55,960)	1.4350	—	—
Forfeited	(451,726)	1.4350	—	—
Outstanding as of December 31, 2022	4,272,912	1.4350	8.64	16,667
Granted	809,416	0.5247	—	—
Exercised	(76,454)	1.4350	—	—
Cancelled	(7,585)	1.4350	—	—
Forfeited	(355,012)	1.2410	—	—
Outstanding as of December 31, 2023	4,643,277	1.2911	7.91	7,909
Vested and expected to vest as of December 31, 2023	4,643,277	1.2911	7.91	7,909
Exercisable as of December 31, 2023	2,024,660	1.4350	7.64	3,448

Schedule of fair value of option assumptions

	For the Year ended December 31,
	2021	2023
Exercise price (US$)	0.01	0.01
Fair value of the ordinary share on the date of option grant (US$)	1.445	0.488 - 0.555
Expected volatility	62.97%	84.47% - 84.82%
Risk-free interest rate (per annum)	1.25%	3.48% - 3.84%
Expected dividend yield	—	—
Exercise multiple	2.2	2.2
Contractual term (in years)	10	10
Expected forfeiture rate (post-vesting)	5.24%	5.24%

RSUs
Share-based compensation
Schedule of group's RSU activities

	RSUs	Weighted Average
	Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2020	20,904,995	0.5415
Vested	(7,629,599)	0.4302
Forfeited	(861,193)	0.6266
Unvested at December 31, 2021	12,414,203	0.6037
Vested	(5,341,452)	0.5265
Forfeited	(713,418)	0.7401
Unvested at December 31, 2022	6,359,333	0.6531
Vested	(4,634,284)	0.5564
Forfeited	(533,145)	0.8737
Unvested at December 31, 2023	1,191,904	0.9304